January 11, 2012	Yoon Choo D 202.778.9340 F 202.778.9100 yoon.choo@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for ASA Gold and Precious Metals Limited (File No. 811-21650)

Dear Sir or Madam:

On behalf of ASA Gold and Precious Metals Limited (“Company”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with the Annual General Meeting of Shareholders of the Company anticipated to be held on March 15, 2012.  The following matters require the filing of this preliminary proxy statement:

●
The proposal seeking shareholder approval to amend the Company’s Memorandum of Association to increase the number of authorized common shares from 30,000,000 to 40,000,000 shares and the share capital from US $30,000,000 to US $40,000,000; and

●	The proposal seeking shareholder approval to amend the Company’s Memorandum of Association and Bye-Laws authorizing the repurchase of shares to be held as treasury shares.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9340.   Thank you.

Sincerely,

/s/ Yoon Choo
Yoon Choo

cc:	David Christensen
Steven Schantz, Esq.
R. Darrell Mounts, Esq.